OTHER ASSETS (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Redecard- receivables from issuers of credit cards	18,061	9,521
Deferred tax assets (Note 21)	25,758	26,162
Prepaid taxes	4,189	5,404
Receivables from reimbursement of contingent liabilities (Note 30b)	1,784	1,114
Service fees and commissions receivable	3,634	3,000
Securities trading and clearing accounts	2,073	746
Prepaid expenses	1,707	2,003
Prepaid pension plan assets (Note 25c)	1,481	2,743
Receivable from the government administered fund – Fundo para Compensação de Variações Salariais (FCVS)	577	533
Receivables related to acquisitions (Note 35)	211	192
Deferred policy acquisition costs	197	299
Foreclosed assets, net	69	218
Other	2,776	1,593
Other assets	56,186	45,570
Taxes Payable [Member]
Escrow deposits	3,708	4,127
Contingent Liabilities Classified As Possible [Member]
Escrow deposits	3,300	3,234
Contingent Liabilities Classified As Probable [Member]
Escrow deposits	4,076	3,219
Others Escrow Deposits [Member]
Escrow deposits	1,876	423
Cbd and Lasa [Member]
Escrow deposits	72	109